Supplement dated March 25, 2019
to the
Prospectus and Statement of Additional Information dated December 3, 2018 for Cushing Energy & MLP ETF,
Cushing Utility & MLP ETF,
Cushing Transportation & MLP ETF and
Cushing Energy Supply Chain & MLP ETF (the “Funds”),
each a series of Cushing ETF Trust

This supplement makes the following amendments to disclosures in the Funds’ Prospectus and Statement of Additional Information dated December 3, 2018.

Effective immediately, the address of the Funds’ investment adviser, Cushing® Asset Management, LP is:

Cushing® Asset Management, LP
300 Crescent Court, Suite 1700,
Dallas, TX 75201

You can obtain free copies of the Funds’ annual and semi-annual reports to shareholders, prospectus and statement of additional information, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at (800) 236-4424, by visiting the Funds’ website at www.cushingetfs.com, or by writing to:

Cushing® Asset Management, LP
300 Crescent Court, Suite 1700,
Dallas, TX 75201

All references to the Adviser’s former address (8117 Preston Road, Suite 440, Dallas, Texas 75225) in the Prospectus and Statement of Additional Information are hereby replaced with the Adviser’s new address as listed above.

Please retain this supplement with your Prospectus and
Statement of Additional Information